Performance Management	Oct. 31, 2025
Dimensional US Core Equity Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Core Equity Market ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Core Equity Market ETF		12 Months Ended	60 Months Ended	61 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.03%	[1]
Russell 3000® Index | Performance Inception Date				Nov. 17, 2020
Dimensional US Core Equity Market ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Core Equity Market ETF | Average Annual Return, Percent		16.81%	13.60%	14.46%	[1]
Dimensional US Core Equity Market ETF | Performance Inception Date				Nov. 17, 2020
Dimensional US Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Percent		16.53%	13.27%	14.14%	[1]
Dimensional US Core Equity Market ETF | After Taxes on Distributions | Performance Inception Date				Nov. 17, 2020
Dimensional US Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.13%	10.84%	11.58%	[1]
Dimensional US Core Equity Market ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 17, 2020
[1]	Since inception November 17, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Core Equity Market ETF | Dimensional US Core Equity Market ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.86%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional US Core Equity 1 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Core Equity 1 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Core Equity 1 ETF		12 Months Ended	28 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	21.44%	[1]
Russell 3000® Index | Performance Inception Date			Sep. 12, 2023
Dimensional US Core Equity 1 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Core Equity 1 ETF | Average Annual Return, Percent		16.02%	19.71%	[1]
Dimensional US Core Equity 1 ETF | Performance Inception Date			Sep. 12, 2023
Dimensional US Core Equity 1 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Core Equity 1 ETF | After Taxes on Distributions | Average Annual Return, Percent		15.74%	19.41%	[1]
Dimensional US Core Equity 1 ETF | After Taxes on Distributions | Performance Inception Date			Sep. 12, 2023
Dimensional US Core Equity 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Core Equity 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.66%	15.37%	[1]
Dimensional US Core Equity 1 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Sep. 12, 2023
[1]	Since inception September 12, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Core Equity 1 ETF | Dimensional US Core Equity 1 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	9.83%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.14%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional US High Profitability ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US High Profitability ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US High Profitability ETF		12 Months Ended	46 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	14.63%	[1]
Russell 1000® Index | Performance Inception Date			Feb. 23, 2022
Dimensional US High Profitability ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US High Profitability ETF | Average Annual Return, Percent		13.81%	13.49%	[1]
Dimensional US High Profitability ETF | Performance Inception Date			Feb. 23, 2022
Dimensional US High Profitability ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US High Profitability ETF | After Taxes on Distributions | Average Annual Return, Percent		13.51%	13.14%	[1]
Dimensional US High Profitability ETF | After Taxes on Distributions | Performance Inception Date			Feb. 23, 2022
Dimensional US High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.36%	10.62%	[1]
Dimensional US High Profitability ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 23, 2022
[1]	Since inception February 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US High Profitability ETF | Dimensional US High Profitability ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.69%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Dimensional US Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Large Cap Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Large Cap Value ETF		12 Months Ended	37 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	13.24%	[1]
Russell 1000® Value Index | Performance Inception Date			Dec. 06, 2022
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	21.20%	[1]
Russell 1000® Index | Performance Inception Date			Dec. 06, 2022
Dimensional US Large Cap Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Large Cap Value ETF | Average Annual Return, Percent		15.94%	13.15%	[1]
Dimensional US Large Cap Value ETF | Performance Inception Date			Dec. 06, 2022
Dimensional US Large Cap Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Large Cap Value ETF | After Taxes on Distributions | Average Annual Return, Percent		15.47%	12.68%	[1]
Dimensional US Large Cap Value ETF | After Taxes on Distributions | Performance Inception Date			Dec. 06, 2022
Dimensional US Large Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Large Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.73%	10.24%	[1]
Dimensional US Large Cap Value ETF | After Taxes on Distributions and Sales | Performance Inception Date			Dec. 06, 2022
[1]	Since inception December 6, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Large Cap Value ETF | Dimensional US Large Cap Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.28%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.24%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Dimensional US Small Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Small Cap Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Small Cap Value ETF		12 Months Ended	46 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	7.04%	[1]
Russell 2000® Value Index | Performance Inception Date			Feb. 23, 2022
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	14.28%	[1]
Russell 3000® Index | Performance Inception Date			Feb. 23, 2022
Dimensional US Small Cap Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Small Cap Value ETF | Average Annual Return, Percent		8.51%	9.25%	[1]
Dimensional US Small Cap Value ETF | Performance Inception Date			Feb. 23, 2022
Dimensional US Small Cap Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Small Cap Value ETF | After Taxes on Distributions | Average Annual Return, Percent		8.09%	8.89%	[1]
Dimensional US Small Cap Value ETF | After Taxes on Distributions | Performance Inception Date			Feb. 23, 2022
Dimensional US Small Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Small Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.30%	7.20%	[1]
Dimensional US Small Cap Value ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 23, 2022
[1]	Since inception February 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Small Cap Value ETF | Dimensional US Small Cap Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.41%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional US Large Cap Vector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Large Cap Vector ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Large Cap Vector ETF		12 Months Ended	26 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	26.39%	[1]
Russell 1000® Index | Performance Inception Date			Nov. 01, 2023
Dimensional US Large Cap Vector ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Large Cap Vector ETF | Average Annual Return, Percent		15.40%	21.25%	[1]
Dimensional US Large Cap Vector ETF | Performance Inception Date			Nov. 01, 2023
Dimensional US Large Cap Vector ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Large Cap Vector ETF | After Taxes on Distributions | Average Annual Return, Percent		15.05%	20.87%	[1]
Dimensional US Large Cap Vector ETF | After Taxes on Distributions | Performance Inception Date			Nov. 01, 2023
Dimensional US Large Cap Vector ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Large Cap Vector ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.34%	16.56%	[1]
Dimensional US Large Cap Vector ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 01, 2023
[1]	Since inception November 1, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Large Cap Vector ETF | Dimensional US Large Cap Vector ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.31%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional US Vector Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Vector Equity ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Vector Equity ETF		12 Months Ended	16 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	19.63%	[1]
Russell 3000® Index | Performance Inception Date			Sep. 10, 2024
Dimensional US Vector Equity ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Vector Equity ETF | Average Annual Return, Percent		14.32%	16.09%	[1]
Dimensional US Vector Equity ETF | Performance Inception Date			Sep. 10, 2024
Dimensional US Vector Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Vector Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		14.02%	15.79%	[1]
Dimensional US Vector Equity ETF | After Taxes on Distributions | Performance Inception Date			Sep. 10, 2024
Dimensional US Vector Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Vector Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.66%	12.30%	[1]
Dimensional US Vector Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date			Sep. 10, 2024
[1]	Since inception September 10, 2024.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Vector Equity ETF | Dimensional US Vector Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.17%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.65%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional US Real Estate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Real Estate ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Real Estate ETF		12 Months Ended	46 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Select REIT Index | Average Annual Return, Label [Optional Text]	Dow Jones U.S. Select REIT Index
Dow Jones U.S. Select REIT Index | Average Annual Return, Percent		3.67%	1.78%	[1]
Dow Jones U.S. Select REIT Index | Performance Inception Date			Feb. 23, 2022
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	14.28%	[1]
Russell 3000® Index | Performance Inception Date			Feb. 23, 2022
Dimensional US Real Estate ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Real Estate ETF | Average Annual Return, Percent		1.44%	0.85%	[1]
Dimensional US Real Estate ETF | Performance Inception Date			Feb. 23, 2022
Dimensional US Real Estate ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Real Estate ETF | After Taxes on Distributions | Average Annual Return, Percent		0.46%	(0.10%)	[1]
Dimensional US Real Estate ETF | After Taxes on Distributions | Performance Inception Date			Feb. 23, 2022
Dimensional US Real Estate ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Real Estate ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.08%	0.33%	[1]
Dimensional US Real Estate ETF | After Taxes on Distributions and Sales | Performance Inception Date			Feb. 23, 2022
[1]	Since inception February 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Real Estate ETF | Dimensional US Real Estate ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.32%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Dimensional International Core Equity Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Core Equity Market ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Core Equity Market ETF		12 Months Ended	60 Months Ended	61 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA IMI Index (net dividends)
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Percent		32.18%	9.03%	10.08%	[1]
MSCI World ex USA IMI Index (net dividends) | Performance Inception Date				Nov. 17, 2020
Dimensional International Core Equity Market ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Core Equity Market ETF | Average Annual Return, Percent		33.92%	10.34%	11.34%	[1]
Dimensional International Core Equity Market ETF | Performance Inception Date				Nov. 17, 2020
Dimensional International Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Percent		33.32%	9.84%	10.84%	[1]
Dimensional International Core Equity Market ETF | After Taxes on Distributions | Performance Inception Date				Nov. 17, 2020
Dimensional International Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.81%	8.23%	9.07%	[1]
Dimensional International Core Equity Market ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 17, 2020
[1]	Since inception November 17, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Core Equity Market ETF | Dimensional International Core Equity Market ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.41%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.16%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional International Core Equity 2 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Core Equity 2 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Core Equity 2 ETF		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA IMI Index (net dividends)
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Percent		32.18%	10.49%	[1]
MSCI World ex USA IMI Index (net dividends) | Performance Inception Date			Mar. 23, 2022
Dimensional International Core Equity 2 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Core Equity 2 ETF | Average Annual Return, Percent		36.95%	11.80%	[1]
Dimensional International Core Equity 2 ETF | Performance Inception Date			Mar. 23, 2022
Dimensional International Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Percent		36.34%	11.30%	[1]
Dimensional International Core Equity 2 ETF | After Taxes on Distributions | Performance Inception Date			Mar. 23, 2022
Dimensional International Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.68%	9.33%	[1]
Dimensional International Core Equity 2 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Mar. 23, 2022
[1]	Since inception March 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Core Equity 2 ETF | Dimensional International Core Equity 2 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.74%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.34%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional International Small Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Small Cap Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Small Cap Value ETF		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Value Index (net dividends)
MSCI World ex USA Small Value Index (net dividends) | Average Annual Return, Percent		38.55%	10.38%	[1]
MSCI World ex USA Small Value Index (net dividends) | Performance Inception Date			Mar. 23, 2022
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	10.92%	[1]
MSCI World ex USA Index (net dividends) | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Small Cap Value ETF | Average Annual Return, Percent		47.24%	14.78%	[1]
Dimensional International Small Cap Value ETF | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Small Cap Value ETF | After Taxes on Distributions | Average Annual Return, Percent		46.57%	14.32%	[1]
Dimensional International Small Cap Value ETF | After Taxes on Distributions | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Small Cap Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		28.91%	11.80%	[1]
Dimensional International Small Cap Value ETF | After Taxes on Distributions and Sales | Performance Inception Date			Mar. 23, 2022
[1]	Since inception March 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Small Cap Value ETF | Dimensional International Small Cap Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.12%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.54%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional International Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Small Cap ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Small Cap ETF		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Cap Index (net dividends)
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Percent		34.07%	7.89%	[1]
MSCI World ex USA Small Cap Index (net dividends) | Performance Inception Date			Mar. 23, 2022
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	10.92%	[1]
MSCI World ex USA Index (net dividends) | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Small Cap ETF | Average Annual Return, Percent		37.49%	9.94%	[1]
Dimensional International Small Cap ETF | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Small Cap ETF | After Taxes on Distributions | Average Annual Return, Percent		36.98%	9.55%	[1]
Dimensional International Small Cap ETF | After Taxes on Distributions | Performance Inception Date			Mar. 23, 2022
Dimensional International Small Cap ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Small Cap ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.93%	7.85%	[1]
Dimensional International Small Cap ETF | After Taxes on Distributions and Sales | Performance Inception Date			Mar. 23, 2022
[1]	Since inception March 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Small Cap ETF | Dimensional International Small Cap ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.37%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.85%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional International High Profitability ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International High Profitability ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International High Profitability ETF		12 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	10.92%	[1]
MSCI World ex USA Index (net dividends) | Performance Inception Date			Mar. 23, 2022
Dimensional International High Profitability ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International High Profitability ETF | Average Annual Return, Percent		27.87%	8.90%	[1]
Dimensional International High Profitability ETF | Performance Inception Date			Mar. 23, 2022
Dimensional International High Profitability ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International High Profitability ETF | After Taxes on Distributions | Average Annual Return, Percent		27.47%	8.50%	[1]
Dimensional International High Profitability ETF | After Taxes on Distributions | Performance Inception Date			Mar. 23, 2022
Dimensional International High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.15%	7.03%	[1]
Dimensional International High Profitability ETF | After Taxes on Distributions and Sales | Performance Inception Date			Mar. 23, 2022
[1]	Since inception March 23, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International High Profitability ETF | Dimensional International High Profitability ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	10.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(8.16%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional International Vector Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Vector Equity ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Vector Equity ETF		12 Months Ended	16 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA IMI Index (net dividends)
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Percent		32.18%	20.92%	[1]
MSCI World ex USA IMI Index (net dividends) | Performance Inception Date			Sep. 10, 2024
Dimensional International Vector Equity ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Vector Equity ETF | Average Annual Return, Percent		38.52%	25.72%	[1]
Dimensional International Vector Equity ETF | Performance Inception Date			Sep. 10, 2024
Dimensional International Vector Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Vector Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		37.90%	25.17%	[1]
Dimensional International Vector Equity ETF | After Taxes on Distributions | Performance Inception Date			Sep. 10, 2024
Dimensional International Vector Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Vector Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		23.60%	19.86%	[1]
Dimensional International Vector Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date			Sep. 10, 2024
[1]	Since inception September 10, 2024.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Vector Equity ETF | Dimensional International Vector Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.51%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	6.32%
Lowest Quarterly Return, Date	Dec. 31, 2025
Dimensional Emerging Core Equity Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Core Equity Market ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Core Equity Market ETF		12 Months Ended	60 Months Ended	61 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets IMI Index (net dividends)
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Percent		31.38%	4.66%	5.75%	[1]
MSCI Emerging Markets IMI Index (net dividends) | Performance Inception Date				Dec. 01, 2020
Dimensional Emerging Core Equity Market ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Core Equity Market ETF | Average Annual Return, Percent		30.98%	6.41%	7.44%	[1]
Dimensional Emerging Core Equity Market ETF | Performance Inception Date				Dec. 01, 2020
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions | Average Annual Return, Percent		30.23%	5.76%	6.79%	[1]
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions | Performance Inception Date				Dec. 01, 2020
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.78%	4.83%	5.66%	[1]
Dimensional Emerging Core Equity Market ETF | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 01, 2020
[1]	Since inception December 1, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Core Equity Market ETF | Dimensional Emerging Core Equity Market ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.87%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(12.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional Emerging Markets High Profitability ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Markets High Profitability ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Markets High Profitability ETF		12 Months Ended	44 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	11.06%	[1]
MSCI Emerging Markets Index (net dividends) | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets High Profitability ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Markets High Profitability ETF | Average Annual Return, Percent		32.46%	9.74%	[1]
Dimensional Emerging Markets High Profitability ETF | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions | Average Annual Return, Percent		31.91%	9.06%	[1]
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		19.61%	7.44%	[1]
Dimensional Emerging Markets High Profitability ETF | After Taxes on Distributions and Sales | Performance Inception Date			Apr. 26, 2022
[1]	Since inception April 26, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Markets High Profitability ETF | Dimensional Emerging Markets High Profitability ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.85%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.58%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Emerging Markets Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Markets Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Markets Value ETF		12 Months Ended	44 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Value Index (net dividends)
MSCI Emerging Markets Value Index (net dividends) | Average Annual Return, Percent		32.74%	11.59%	[1]
MSCI Emerging Markets Value Index (net dividends) | Performance Inception Date			Apr. 26, 2022
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	11.06%	[1]
MSCI Emerging Markets Index (net dividends) | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Markets Value ETF | Average Annual Return, Percent		32.20%	12.28%	[1]
Dimensional Emerging Markets Value ETF | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Markets Value ETF | After Taxes on Distributions | Average Annual Return, Percent		31.36%	11.25%	[1]
Dimensional Emerging Markets Value ETF | After Taxes on Distributions | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Markets Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		19.67%	9.37%	[1]
Dimensional Emerging Markets Value ETF | After Taxes on Distributions and Sales | Performance Inception Date			Apr. 26, 2022
[1]	Since inception April 26, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Markets Value ETF | Dimensional Emerging Markets Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.04%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.60%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Emerging Markets Core Equity 2 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Markets Core Equity 2 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Markets Core Equity 2 ETF		12 Months Ended	44 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets IMI Index (net dividends)
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Percent		31.38%	10.82%	[1]
MSCI Emerging Markets IMI Index (net dividends) | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Core Equity 2 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Markets Core Equity 2 ETF | Average Annual Return, Percent		29.15%	10.63%	[1]
Dimensional Emerging Markets Core Equity 2 ETF | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Percent		28.37%	9.87%	[1]
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions | Performance Inception Date			Apr. 26, 2022
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.71%	8.12%	[1]
Dimensional Emerging Markets Core Equity 2 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Apr. 26, 2022
[1]	Since inception April 26, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Markets Core Equity 2 ETF | Dimensional Emerging Markets Core Equity 2 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.05%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.79%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Emerging Markets ex China Core Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Markets ex China Core Equity ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Markets ex China Core Equity ETF		12 Months Ended	14 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets ex China Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets ex China Index (net dividends)
MSCI Emerging Markets ex China Index (net dividends) | Average Annual Return, Percent		34.61%	28.05%	[1]
MSCI Emerging Markets ex China Index (net dividends) | Performance Inception Date			Nov. 13, 2024
Dimensional Emerging Markets ex China Core Equity ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Markets ex China Core Equity ETF | Average Annual Return, Percent		26.73%	21.94%	[1]
Dimensional Emerging Markets ex China Core Equity ETF | Performance Inception Date			Nov. 13, 2024
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		26.13%	21.38%	[1]
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions | Performance Inception Date			Nov. 13, 2024
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.25%	16.73%	[1]
Dimensional Emerging Markets ex China Core Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 13, 2024
[1]	Since inception November 13, 2024.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Markets ex China Core Equity ETF | Dimensional Emerging Markets ex China Core Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.64%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.81%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional World Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional World Equity ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional World Equity ETF		12 Months Ended	27 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	22.60%	[1]
MSCI All Country World IMI Index (net dividends) | Performance Inception Date			Sep. 26, 2023
Dimensional World Equity ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional World Equity ETF | Average Annual Return, Percent		20.28%	21.42%	[1]
Dimensional World Equity ETF | Performance Inception Date			Sep. 26, 2023
Dimensional World Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional World Equity ETF | After Taxes on Distributions | Average Annual Return, Percent		19.90%	21.01%	[1]
Dimensional World Equity ETF | After Taxes on Distributions | Performance Inception Date			Sep. 26, 2023
Dimensional World Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional World Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.31%	16.74%	[1]
Dimensional World Equity ETF | After Taxes on Distributions and Sales | Performance Inception Date			Sep. 26, 2023
[1]	Since inception September 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional World Equity ETF | Dimensional World Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	10.08%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.67%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional Global Real Estate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Global Real Estate ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Global Real Estate ETF			12 Months Ended	37 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global REIT Index (net dividends)2 | Average Annual Return, Label [Optional Text]	[1]	S&P Global REIT Index (net dividends)2
S&P Global REIT Index (net dividends)2 | Average Annual Return, Percent			7.67%	6.10%	[2]
S&P Global REIT Index (net dividends)2 | Performance Inception Date				Dec. 06, 2022
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]		MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent			22.06%	18.71%	[2]
MSCI All Country World IMI Index (net dividends) | Performance Inception Date				Dec. 06, 2022
Dimensional Global Real Estate ETF | Average Annual Return, Label [Optional Text]		Return Before Taxes
Dimensional Global Real Estate ETF | Average Annual Return, Percent			7.65%	5.78%	[2]
Dimensional Global Real Estate ETF | Performance Inception Date				Dec. 06, 2022
Dimensional Global Real Estate ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Dimensional Global Real Estate ETF | After Taxes on Distributions | Average Annual Return, Percent			6.13%	4.40%	[2]
Dimensional Global Real Estate ETF | After Taxes on Distributions | Performance Inception Date				Dec. 06, 2022
Dimensional Global Real Estate ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Global Real Estate ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.74%	3.94%	[2]
Dimensional Global Real Estate ETF | After Taxes on Distributions and Sales | Performance Inception Date				Dec. 06, 2022
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.
[2]	Since inception December 6, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Global Real Estate ETF | Dimensional Global Real Estate ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(9.82%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional U.S. Equity Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional U.S. Equity Market ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional U.S. Equity Market ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Dimensional U.S. Equity Market ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional U.S. Equity Market ETF | Average Annual Return, Percent		17.45%	13.84%	14.61%
Dimensional U.S. Equity Market ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional U.S. Equity Market ETF | After Taxes on Distributions | Average Annual Return, Percent		17.19%	13.51%	14.21%
Dimensional U.S. Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional U.S. Equity Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.49%	11.04%	12.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional U.S. Equity Market ETF | Dimensional U.S. Equity Market ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional U.S. Small Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Small Cap Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional U.S. Small Cap ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional U.S. Small Cap ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Dimensional U.S. Small Cap ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional U.S. Small Cap ETF | Average Annual Return, Percent		8.18%	9.42%	9.78%
Dimensional U.S. Small Cap ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional U.S. Small Cap ETF | After Taxes on Distributions | Average Annual Return, Percent		7.91%	9.04%	9.23%
Dimensional U.S. Small Cap ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional U.S. Small Cap ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.02%	7.40%	7.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional U.S. Small Cap ETF | Dimensional U.S. Small Cap ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional U.S. Targeted Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional U.S. Targeted Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional U.S. Targeted Value ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Dimensional U.S. Targeted Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional U.S. Targeted Value ETF | Average Annual Return, Percent		8.62%	12.46%	9.98%
Dimensional U.S. Targeted Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional U.S. Targeted Value ETF | After Taxes on Distributions | Average Annual Return, Percent		8.20%	12.07%	9.30%
Dimensional U.S. Targeted Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional U.S. Targeted Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.37%	9.91%	8.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional U.S. Targeted Value ETF | Dimensional U.S. Targeted Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(37.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional U.S. Core Equity 2 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. U.S. Core Equity 2 Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional U.S. Core Equity 2 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional U.S. Core Equity 2 ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Dimensional U.S. Core Equity 2 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional U.S. Core Equity 2 ETF | Average Annual Return, Percent		15.63%	12.84%	13.13%
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Percent		15.34%	12.52%	12.68%
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional U.S. Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.43%	10.21%	10.86%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional U.S. Core Equity 2 ETF | Dimensional U.S. Core Equity 2 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional US Marketwide Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on May 6, 2022 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to May 6, 2022 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Marketwide Value Portfolio II (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on May 6, 2022 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional US Marketwide Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Marketwide Value ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Value Index | Average Annual Return, Label [Optional Text]	Russell 3000® Value Index
Russell 3000® Value Index | Average Annual Return, Percent		15.71%	11.18%	10.46%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Dimensional US Marketwide Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Marketwide Value ETF | Average Annual Return, Percent		15.71%	11.18%	10.52%
Dimensional US Marketwide Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Marketwide Value ETF | After Taxes on Distributions | Average Annual Return, Percent		15.25%	10.72%	9.71%
Dimensional US Marketwide Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Marketwide Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.58%	8.81%	8.42%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Marketwide Value ETF | Dimensional US Marketwide Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional International Value ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Value ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Value Index (net dividends)
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Percent		42.23%	13.94%	9.16%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Dimensional International Value ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Value ETF | Average Annual Return, Percent		45.17%	15.69%	10.29%
Dimensional International Value ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Value ETF | After Taxes on Distributions | Average Annual Return, Percent		44.37%	14.85%	9.62%
Dimensional International Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Value ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		27.67%	12.56%	8.40%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Value ETF | Dimensional International Value ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.49%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional World ex U.S. Core Equity 2 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the T.A. World ex U.S. Core Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on September 10, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Bar Chart [Heading]	Dimensional World ex U.S. Core Equity 2 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional World ex U.S. Core Equity 2 ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA IMI Index (net dividends)
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Percent		31.96%	7.77%	8.37%
Dimensional World ex U.S. Core Equity 2 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional World ex U.S. Core Equity 2 ETF | Average Annual Return, Percent		34.98%	9.61%	9.07%
Dimensional World ex U.S. Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional World ex U.S. Core Equity 2 ETF | After Taxes on Distributions | Average Annual Return, Percent		34.21%	8.94%	8.50%
Dimensional World ex U.S. Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional World ex U.S. Core Equity 2 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		21.36%	7.52%	7.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional World ex U.S. Core Equity 2 ETF | Dimensional World ex U.S. Core Equity 2 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional Core Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Core Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Core Fixed Income ETF		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	0.05%	[1]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date			Nov. 15, 2021
Dimensional Core Fixed Income ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Core Fixed Income ETF | Average Annual Return, Percent		7.86%	0.06%	[1]
Dimensional Core Fixed Income ETF | Performance Inception Date			Nov. 15, 2021
Dimensional Core Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Core Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent		5.90%	(1.56%)	[1]
Dimensional Core Fixed Income ETF | After Taxes on Distributions | Performance Inception Date			Nov. 15, 2021
Dimensional Core Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Core Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.62%	(0.67%)	[1]
Dimensional Core Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 15, 2021
[1]	Since inception November 15, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Core Fixed Income ETF | Dimensional Core Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.32%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional Short-Duration Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Short-Duration Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Short-Duration Fixed Income ETF			12 Months Ended	50 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-5 Year US Corporate & Government Index2 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-5 Year US Corporate & Government Index2
ICE BofA 1-5 Year US Corporate & Government Index2 | Average Annual Return, Percent			6.06%	2.14%	[2]
ICE BofA 1-5 Year US Corporate & Government Index2 | Performance Inception Date				Nov. 15, 2021
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	0.05%	[2]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Nov. 15, 2021
Dimensional Short-Duration Fixed Income ETF | Average Annual Return, Label [Optional Text]		Return Before Taxes
Dimensional Short-Duration Fixed Income ETF | Average Annual Return, Percent			6.57%	2.64%	[2]
Dimensional Short-Duration Fixed Income ETF | Performance Inception Date				Nov. 15, 2021
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent			4.79%	1.13%	[2]
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions | Performance Inception Date				Nov. 15, 2021
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.87%	1.35%	[2]
Dimensional Short-Duration Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 15, 2021
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[2]	Since inception November 15, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Short-Duration Fixed Income ETF | Dimensional Short-Duration Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional Inflation-Protected Securities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Inflation-Protected Securities ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Inflation-Protected Securities ETF		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent		7.01%	(0.10%)	[1]
Bloomberg U.S. TIPS Index | Performance Inception Date			Nov. 15, 2021
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	0.05%	[1]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date			Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Inflation-Protected Securities ETF | Average Annual Return, Percent		7.60%	(0.11%)	[1]
Dimensional Inflation-Protected Securities ETF | Performance Inception Date			Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions | Average Annual Return, Percent		5.57%	(1.88%)	[1]
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions | Performance Inception Date			Nov. 15, 2021
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.48%	(0.85%)	[1]
Dimensional Inflation-Protected Securities ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 15, 2021
[1]	Since inception November 15, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Inflation-Protected Securities ETF | Dimensional Inflation-Protected Securities ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional Global Core Plus Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Global Core Plus Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Global Core Plus Fixed Income ETF		12 Months Ended	26 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	6.27%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date			Nov. 07, 2023
Dimensional Global Core Plus Fixed Income ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Global Core Plus Fixed Income ETF | Average Annual Return, Percent		5.96%	7.78%	[1]
Dimensional Global Core Plus Fixed Income ETF | Performance Inception Date			Nov. 07, 2023
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent		4.51%	6.06%	[1]
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions | Performance Inception Date			Nov. 07, 2023
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.53%	5.23%	[1]
Dimensional Global Core Plus Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 07, 2023
[1]	Since inception November 7, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Global Core Plus Fixed Income ETF | Dimensional Global Core Plus Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.74%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.29%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional International Core Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Core Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Core Fixed Income ETF		12 Months Ended	26 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) | Average Annual Return, Percent		2.80%	5.69%	[1]
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) | Performance Inception Date			Nov. 07, 2023
Dimensional International Core Fixed Income ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Core Fixed Income ETF | Average Annual Return, Percent		3.51%	6.05%	[1]
Dimensional International Core Fixed Income ETF | Performance Inception Date			Nov. 07, 2023
Dimensional International Core Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Core Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent		2.33%	4.49%	[1]
Dimensional International Core Fixed Income ETF | After Taxes on Distributions | Performance Inception Date			Nov. 07, 2023
Dimensional International Core Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Core Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.08%	3.97%	[1]
Dimensional International Core Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 07, 2023
[1]	Since inception November 7, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Core Fixed Income ETF | Dimensional International Core Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	3.62%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(0.52%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Dimensional Global Credit ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Global Credit ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Global Credit ETF		12 Months Ended	26 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Credit Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Bloomberg Global Aggregate Credit Bond Index (hedged to USD) | Average Annual Return, Percent		6.80%	7.82%	[1]
Bloomberg Global Aggregate Credit Bond Index (hedged to USD) | Performance Inception Date			Nov. 07, 2023
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	6.27%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date			Nov. 07, 2023
Dimensional Global Credit ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Global Credit ETF | Average Annual Return, Percent		6.77%	8.02%	[1]
Dimensional Global Credit ETF | Performance Inception Date			Nov. 07, 2023
Dimensional Global Credit ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Global Credit ETF | After Taxes on Distributions | Average Annual Return, Percent		5.30%	6.25%	[1]
Dimensional Global Credit ETF | After Taxes on Distributions | Performance Inception Date			Nov. 07, 2023
Dimensional Global Credit ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Global Credit ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.00%	5.39%	[1]
Dimensional Global Credit ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 07, 2023
[1]	Since inception November 7, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Global Credit ETF | Dimensional Global Credit ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.92%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.71%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Ultrashort Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Ultrashort Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Ultrashort Fixed Income ETF			12 Months Ended	27 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US 3-Month Treasury Bill Index2 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA US 3-Month Treasury Bill Index2
ICE BofA US 3-Month Treasury Bill Index2 | Average Annual Return, Percent			4.18%	4.81%	[2]
ICE BofA US 3-Month Treasury Bill Index2 | Performance Inception Date				Sep. 26, 2023
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	6.72%	[2]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Sep. 26, 2023
Dimensional Ultrashort Fixed Income ETF | Average Annual Return, Label [Optional Text]		Return Before Taxes
Dimensional Ultrashort Fixed Income ETF | Average Annual Return, Percent			4.61%	5.33%	[2]
Dimensional Ultrashort Fixed Income ETF | Performance Inception Date				Sep. 26, 2023
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent			2.79%	3.36%	[2]
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions | Performance Inception Date				Sep. 26, 2023
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.71%	3.23%	[2]
Dimensional Ultrashort Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 26, 2023
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[2]	Since inception September 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Ultrashort Fixed Income ETF | Dimensional Ultrashort Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.49%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	1.09%
Lowest Quarterly Return, Date	Dec. 31, 2025
Dimensional National Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional National Municipal Bond ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional National Municipal Bond ETF		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.31%	[1]
S&P Intermediate Term National AMT-Free Municipal Bond Index | Performance Inception Date			Nov. 15, 2021
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.75%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date			Nov. 15, 2021
Dimensional National Municipal Bond ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional National Municipal Bond ETF | Average Annual Return, Percent		3.87%	1.29%	[1]
Dimensional National Municipal Bond ETF | Performance Inception Date			Nov. 15, 2021
Dimensional National Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional National Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		3.87%	1.18%	[1]
Dimensional National Municipal Bond ETF | After Taxes on Distributions | Performance Inception Date			Nov. 15, 2021
Dimensional National Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional National Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.52%	1.39%	[1]
Dimensional National Municipal Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 15, 2021
[1]	Since inception November 15, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional National Municipal Bond ETF | Dimensional National Municipal Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	5.13%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional California Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional California Municipal Bond ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional California Municipal Bond ETF		12 Months Ended	30 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term California AMT-Free Municipal Bond Index
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.59%	3.49%	[1]
S&P Intermediate Term California AMT-Free Municipal Bond Index | Performance Inception Date			Jun. 26, 2023
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	3.32%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date			Jun. 26, 2023
Dimensional California Municipal Bond ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional California Municipal Bond ETF | Average Annual Return, Percent		3.00%	2.82%	[1]
Dimensional California Municipal Bond ETF | Performance Inception Date			Jun. 26, 2023
Dimensional California Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional California Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		3.00%	2.82%	[1]
Dimensional California Municipal Bond ETF | After Taxes on Distributions | Performance Inception Date			Jun. 26, 2023
Dimensional California Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional California Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.96%	2.82%	[1]
Dimensional California Municipal Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Jun. 26, 2023
[1]	Since inception June 26, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional California Municipal Bond ETF | Dimensional California Municipal Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.88%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(0.34%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional US Sustainability Core 1 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional US Sustainability Core 1 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional US Sustainability Core 1 ETF		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	20.73%	[1]
Russell 3000® Index | Performance Inception Date			Nov. 01, 2022
Dimensional US Sustainability Core 1 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional US Sustainability Core 1 ETF | Average Annual Return, Percent		15.68%	20.31%	[1]
Dimensional US Sustainability Core 1 ETF | Performance Inception Date			Nov. 01, 2022
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Percent		15.42%	20.02%	[1]
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions | Performance Inception Date			Nov. 01, 2022
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.44%	16.09%	[1]
Dimensional US Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 01, 2022
[1]	Since inception November 1, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the US Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional US Sustainability Core 1 ETF | Dimensional US Sustainability Core 1 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.13%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Dimensional International Sustainability Core 1 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional International Sustainability Core 1 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional International Sustainability Core 1 ETF		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA IMI Index (net dividends)
MSCI World ex USA IMI Index (net dividends) | Average Annual Return, Percent		32.18%	19.74%	[1]
MSCI World ex USA IMI Index (net dividends) | Performance Inception Date			Nov. 01, 2022
Dimensional International Sustainability Core 1 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional International Sustainability Core 1 ETF | Average Annual Return, Percent		33.24%	20.97%	[1]
Dimensional International Sustainability Core 1 ETF | Performance Inception Date			Nov. 01, 2022
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Percent		32.78%	20.54%	[1]
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions | Performance Inception Date			Nov. 01, 2022
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.42%	16.79%	[1]
Dimensional International Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 01, 2022
[1]	Since inception November 1, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the International Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional International Sustainability Core 1 ETF | Dimensional International Sustainability Core 1 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.52%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.30%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Emerging Markets Sustainability Core 1 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Emerging Markets Sustainability Core 1 ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Emerging Markets Sustainability Core 1 ETF		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets IMI Index (net dividends)
MSCI Emerging Markets IMI Index (net dividends) | Average Annual Return, Percent		31.38%	18.94%	[1]
MSCI Emerging Markets IMI Index (net dividends) | Performance Inception Date			Nov. 01, 2022
Dimensional Emerging Markets Sustainability Core 1 ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Emerging Markets Sustainability Core 1 ETF | Average Annual Return, Percent		27.70%	19.04%	[1]
Dimensional Emerging Markets Sustainability Core 1 ETF | Performance Inception Date			Nov. 01, 2022
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions | Average Annual Return, Percent		26.95%	18.34%	[1]
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions | Performance Inception Date			Nov. 01, 2022
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.83%	14.92%	[1]
Dimensional Emerging Markets Sustainability Core 1 ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 01, 2022
[1]	Since inception November 1, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Emerging Markets Sustainability ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Emerging Markets Sustainability Core 1 ETF | Dimensional Emerging Markets Sustainability Core 1 ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.93%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.93%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Dimensional Global Sustainability Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional Global Sustainability Fixed Income ETF —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Dimensional Global Sustainability Fixed Income ETF		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	4.85%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date			Nov. 15, 2022
Dimensional Global Sustainability Fixed Income ETF | Average Annual Return, Label [Optional Text]	Return Before Taxes
Dimensional Global Sustainability Fixed Income ETF | Average Annual Return, Percent		5.25%	5.51%	[1]
Dimensional Global Sustainability Fixed Income ETF | Performance Inception Date			Nov. 15, 2022
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions | Average Annual Return, Percent		3.80%	3.67%	[1]
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions | Performance Inception Date			Nov. 15, 2022
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.11%	3.43%	[1]
Dimensional Global Sustainability Fixed Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 15, 2022
[1]	Since inception November 15, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Global Sustainability Fixed Income ETF is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional Global Sustainability Fixed Income ETF | Dimensional Global Sustainability Fixed Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	7.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.67%)
Lowest Quarterly Return, Date	Dec. 31, 2024